UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3632

DWS Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                                                as of August 31, 2007 (Unaudited)

DWS Intermediate Tax/AMT Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 97.0%
Alabama 0.6%
Birmingham, AL, Special Care Facilities Financing Authority Revenue, Methodist Home for Aging, 5.0%, 3/1/2014, Colonial Bank (a)	2,920,000	2,958,486
Southeast, AL, Gas District Revenue, Supply Project, Series A, 3.98%*, 8/1/2027	800,000	800,000

		3,758,486
Alaska 0.9%
Anchorage, AK, General Obligation:
Series B, 5.0%, 9/1/2018 (b)	2,000,000	2,143,080
Series A, 5.5%, 6/1/2017 (b)	3,035,000	3,274,219

		5,417,299

Arizona 2.2%
Arizona, Health Facilities Authority Revenue, Banner Health System:
Series A, 5.0%, 1/1/2020	3,000,000	3,072,870
Series A, 5.0%, 1/1/2023	3,500,000	3,547,985
Arizona, Health Facilities, Authority Hospital System Revenue, ETM, 6.25%, 9/1/2011 (b)	145,000	148,529
Arizona, School District General Obligation, School Facilities Board Revenue, Series B, 5.25%, 9/1/2017 (b)	2,500,000	2,694,950
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019 (b)	3,590,000	4,039,145

		13,503,479
Arkansas 0.0%
Jefferson County, AR, Health Care Facilities, 1978 Conventional Series, ETM, 7.4%, 12/1/2010 (b)	95,000	105,190
Stuttgart, AR, Public Facilities Board, Single Family Mortgage, Series B, 7.75%, 9/1/2011	12,751	12,949

		118,139
California 13.7%
California, Department of Water Resources Power Supply Revenue, Series A, 5.5%, 5/1/2015 (b)	10,000,000	10,811,600
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	7,000,000	7,733,530
California, General Obligation, Economic Recovery, Series A, 5.25%, 7/1/2014 (b)	10,000,000	10,830,500
California, Infrastructure & Economic Development Bank Revenue, Clean Water, State Revolving Fund, 5.0%, 10/1/2017	6,735,000	7,089,934
California, Infrastructure & Economic Development Bank Revenue, Workers Compensation Relief Fund, Series A, 5.0%, 10/1/2015 (b)	7,000,000	7,445,130
California, State General Obligation:
5.0%, 10/1/2016	3,000,000	3,145,380
5.25%, 2/1/2018	5,000,000	5,257,350
6.0%, 4/1/2018	1,700,000	1,945,922
7.2%, 5/1/2008	50,000	51,137
California, Water & Sewer Revenue, Series Y, 5.25%, 12/1/2016 (b)	3,000,000	3,220,380
Emeryville, CA, Redevelopment Agency, Residential Mortgage, ETM, 7.5%, 9/1/2011	75,000	79,267
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency, Series A, ETM, 7.05%, 1/1/2009	7,275,000	7,604,485
Fresno, CA, Multi-Family Housing Revenue, Woodlands Apartments Project, Series A, 6.65%, 5/20/2008	80,000	80,597
Los Angeles, CA, Community Redevelopment Agency, Angelus Plaza Project, Series A, 7.4%, 6/15/2010	1,155,000	1,194,443
Los Angeles, CA, School District General Obligation, 5.5%, 7/1/2015 (b)	4,000,000	4,355,840
San Bernardino, CA, State General Obligation, City Unified School District, 5.0%, 8/1/2016 (b)	2,615,000	2,793,395
San Diego County, CA, Certificates of Participation, Edgemoor Project & Regional System, 5.0%, 2/1/2017 (b)	2,335,000	2,450,326
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2012 (b)	825,000	699,501
San Mateo, CA, State General Obligation, Union High School District, 5.0%, 9/1/2016 (b)	2,150,000	2,283,923
South Orange County, CA, Public Finance Authority, Special Tax Revenue, Foothill Area, Series A, 5.25%, 8/15/2016 (b)	6,260,000	6,730,502
Turlock, CA, Public Financing Authority Revenue, 5.25%, 9/1/2015	35,000	35,624

		85,838,766
Colorado 1.5%
Aurora, CO, Centretech Metropolitan District, Series C, 4.875%, 12/1/2028, BNP Paribas (a)	1,280,000	1,295,271
Aurora, CO, Single Family Mortgage Revenue, Series A, 7.3%, 5/1/2010	10,000	10,280
Boulder County, CO, Community Hospital Project Revenue, ETM, 7.0%, 7/1/2009	60,000	62,092
Colorado, Health Facilities Authority Revenue, Weld County General Hospital Project, ETM, 9.375%, 7/1/2009	55,000	58,540

Colorado, Housing Finance Authority, Multi-Family Insured Mortgage, Series C-3, 5.7%, 10/1/2021	230,000	230,191
Colorado, Housing Finance Authority, Single Family Program:
Series A-3, 6.5%, 5/1/2016	60,000	61,939
Series B-3, 6.55%, 5/1/2025	59,000	60,231
Colorado, Transportation/Tolls Revenue, Regional Transportation District Sales Tax, Series B, 5.5%, 11/1/2016 (b)	5,000,000	5,425,600
Denver City & County, CO, Single Family Mortgage Revenue Home, Metro Mayors Caucus, Series C, 5.0%, 11/1/2015	5,000	5,020
Interlocken Metropolitan District, CO, General Obligation, Series A, 5.75%, 12/15/2019 (b)	2,200,000	2,250,424

		9,459,588
Connecticut 1.5%
Connecticut, Hospital & Healthcare Revenue, Windham Community Memorial Hospital, Series C, 5.75%, 7/1/2011	1,400,000	1,413,426
Connecticut, State General Obligation:
Series C, 5.0%, 6/1/2017 (b)	3,170,000	3,393,929
Series A, 5.375%, 4/15/2016	4,000,000	4,291,760

		9,099,115
Delaware 0.0%
Delaware, Economic Development Authority, Peninsula United, Series A, 6.0%, 5/1/2009	35,000	35,688
District of Columbia 0.6%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 6.0%, 10/1/2013 (b)	3,630,000	4,049,955
Florida 2.5%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, 5.75%, 5/1/2021 (b)	4,500,000	4,963,095
Daytona Beach, FL, Water & Sewer Revenue, Series 1978, ETM, 6.75%, 11/15/2007	310,000	311,541
Miami-Dade County, FL, School Board, Certificates of Participation, Series A, 5.0%, 5/1/2019 (b)	3,000,000	3,143,190
Orange County, FL, Health Facilities Authority Revenue, Advanced Health Systems, ETM, 8.75%, 10/1/2009	440,000	460,675
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2018 (b)	4,000,000	4,201,800
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,546,075
St. John's County, FL, Industrial Development Authority Revenue, Series A, 5.5%, 3/1/2017 (b)	185,000	188,395

		15,814,771
Georgia 3.6%
Athens, GA, Water & Sewer Revenue, ETM, 6.2%, 7/1/2008	425,000	428,511
Barrow County, GA, School District, 5.0%, 2/1/2014	3,000,000	3,200,190
Columbus, GA, Water & Sewer Revenue, 5.25%, 5/1/2015 (b)	1,000,000	1,068,360
Forsyth County, GA, School District General Obligation, 6.0%, 2/1/2014	1,000,000	1,070,370
Fulton Dekalb, GA, Hospital Authority, Hospital Revenue Certificates, 5.25%, 1/1/2016 (b)	8,500,000	9,096,190
Georgia, State General Obligation, 6.75%, 9/1/2010	5,370,000	5,839,821
Savannah, GA, Economic Development Authority Revenue, College of Art & Design:
6.2%, 10/1/2009	825,000	841,846
Prerefunded, 6.5%, 10/1/2013	800,000	857,384

		22,402,672
Hawaii 1.7%
Hawaii, Housing & Community Development, Multi-Family Revenue, Sunset Villas:
5.7%, 7/20/2031	1,090,000	1,123,845
5.75%, 1/20/2036	2,395,000	2,469,269
Hawaii, State General Obligation, Series CI, 4.75%, 11/1/2008	7,050,000	7,137,067

		10,730,181

Illinois 7.8%
Belleville St. Clair County, IL, Single Family Mortgage Revenue, ETM, 7.25%, 11/1/2009	40,000	41,667
Chicago, IL, Core City General Obligation, Capital Appreciation Project, Series A, Step-up Coupon, 0% to 1/1/2011, 5.3% to 1/1/2016 (b)	1,100,000	1,001,000
Chicago, IL, Higher Education Revenue, City Colleges, Zero Coupon, 1/1/2014 (b)	11,570,000	8,964,205
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2011 (b)	5,000,000	4,256,750
Du Page County, IL, Special Services Area No. 11, 6.75%, 1/1/2014	665,000	698,988
Du Page County, IL, Special Services Area No. 26, Bruce Lake Subdivision, General Obligation:
5.0%, 1/1/2013	65,000	65,209
5.15%, 1/1/2014	65,000	65,475
5.25%, 1/1/2008	50,000	50,093
5.25%, 1/1/2009	50,000	50,352
5.25%, 1/1/2010	55,000	55,603
5.25%, 1/1/2016	150,000	150,999
5.375%, 1/1/2011	60,000	61,093
5.5%, 1/1/2012	35,000	35,925
5.5%, 1/1/2019	255,000	257,374
5.75%, 1/1/2022	300,000	301,056
Granite City, IL, Hospital Facilities Revenue, ETM, 7.0%, 1/1/2008	35,000	35,372
Illinois, Educational Facilities Authority Revenues, Augustana College, 4.6%, 10/1/2008	95,000	95,397
Illinois, Health Facilities Authority, Michael Reese Hospital & Medical Center, ETM, 6.75%, 12/1/2008	95,000	96,909
Illinois, Health Facilities Authority, Midwest Group Ltd., 5.375%, 11/15/2008	165,000	165,178
Illinois, Housing Development Authority, Multi-Family Program, Series 3, 6.05%, 9/1/2010	95,000	96,322
Illinois, Municipal Electric Agency Power Supply, Series A, 5.25%, 2/1/2018 (b) (c)	2,000,000	2,146,420
Illinois, Transportation/Tolls Revenue, State Toll Highway Authority, Series A, 5.5%, 1/1/2013 (b)	2,200,000	2,377,254
Palatine, IL, Tax Increment Revenue, Dundee Road Development Project, Tax Allocation, 5.0%, 1/1/2015 (b)	9,030,000	9,065,307
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	1,360,000	1,376,796
Rosemont, IL, Core City General Obligation:
Series A, Zero Coupon, 12/1/2013 (b)	3,865,000	3,015,666
Series A, Zero Coupon, 12/1/2014 (b)	4,000,000	2,978,280
Silvas, IL, Mortgage Revenue:
Series A, 4.9%, 8/1/2011	540,000	554,677
Series A, 5.2%, 8/1/2017	1,285,000	1,341,206
University of Illinois, Higher Education Revenue, AuxiIiary Facilities System:
Series A, 5.5%, 4/1/2015 (b)	3,860,000	4,238,048
Series A, 5.5%, 4/1/2016 (b)	3,580,000	3,944,874
Woodridge, IL, Multi-Family Revenue, Hawthorn Ridge Housing, Series A, 5.65%, 12/20/2032	1,510,000	1,541,030

		49,124,525
Indiana 2.1%
Indiana, Health Facility Authority Revenue, Memorial Hospital, 5.125%, 2/15/2017	1,250,000	1,257,550
Indianapolis, IN, City Core General Obligation, Local Improvements, Series B, 6.0%, 1/10/2013	3,000,000	3,192,420
Indianapolis, IN, State Agency Revenue Lease, Local Improvements, Series D, 6.75%, 2/1/2014	8,000,000	8,930,400

		13,380,370
Kansas 0.4%
Johnson County, KS, School District General Obligation, Unified School District No. 231, Series A, 5.25%, 10/1/2014 (b)	2,220,000	2,413,873
Kentucky 0.2%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019 (b) (c)	1,000,000	1,096,010
Kentucky, Turnpike Authority, Recovery Road Revenue, ETM, 6.625%, 7/1/2008	40,000	40,812

		1,136,822

Louisiana 1.6%
Iberia, LA, Single Family Mortgage Revenue, 7.375%, 1/1/2011	5,000	5,006
Louisiana, Sales & Special Tax Revenue, Regional Transportation Authority, Series A, 144A, 7.95%, 12/1/2013 (b)	2,815,000	3,416,791
Louisiana, State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM, 7.875%, 7/1/2009	105,000	109,909
New Orleans, LA, Home Mortgage Authority, Special Obligation, ETM, 6.25%, 1/15/2011	3,624,000	3,864,525
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (b)	1,165,000	1,184,188
Tensas Parish County, LA, General Obligation, Prerefunded, 7.0%, 9/1/2018	1,535,000	1,595,847

		10,176,266
Maryland 0.9%
Baltimore County, MD, Mortgage Revenue, Three Garden Village Project, Series A, 4.8%, 1/1/2013	400,000	411,444
Maryland, General Obligation, State & Local Facilities Loan, Series 2, 5.0%, 8/1/2019	5,000,000	5,350,450

		5,761,894
Massachusetts 0.7%
Boston, MA, Deutsche Altenheim, Series A, 5.95%, 10/1/2018	445,000	473,235
Massachusetts, Bay Transportation Authority Revenue, Series A, 5.75%, 7/1/2015	85,000	89,279
Massachusetts, Development Finance Agency, Human Services Provider, Seven Hills Foundation & Affiliates, 4.85%, 9/1/2013 (b)	310,000	312,173
Massachusetts, State General Obligation, Series D, 5.5%, 11/1/2015 (b)	1,000,000	1,108,570
Massachusetts, Water & Sewer Revenue, Pollution Control Revenue, Water Pollution Abatement Trust, Series A, 6.2%, 2/1/2010	10,000	10,020
Somerville, MA, Housing Authority Revenue, Clarendon Project, 4.6%, 11/20/2015	2,215,000	2,255,512

		4,248,789
Michigan 4.2%
Brighton, MI, School District General Obligation, Series II, Zero Coupon, 5/1/2016 (b)	5,000,000	3,466,050
Detroit, MI, Core City General Obligation:
Series B, 5.875%, 4/1/2013 (b)	2,410,000	2,561,372
Series B, 5.875%, 4/1/2014 (b)	2,555,000	2,715,479
Detroit, MI, State General Obligation, Series A-1, 5.375%, 4/1/2016 (b)	2,000,000	2,119,040
Hartland, MI, School District General Obligation, 5.375%, 5/1/2014	3,295,000	3,465,945
Michigan, Higher Education Facility Authority Revenue, Thomas M. Colley Law School, 5.35%, 5/1/2015, National City Bank Midwest (a)	1,200,000	1,224,600
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	65,000	65,069
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Mercy Mt. Clemens, Series A, 6.0%, 5/15/2014 (b)	3,000,000	3,140,010
Michigan, Water & Sewer Revenue, Municipal Bond Authority, 5.375%, 10/1/2016	6,670,000	7,126,428
Saginaw, MI, Hospital Finance Authority, Saint Luke Hospital, ETM, 7.5%, 11/1/2010	125,000	131,580

		26,015,573
Minnesota 0.3%
Minnesota, White Earth Band of Chippewa Indians Revenue, Series A, 144A, 7.0%, 12/1/2011 (b)	2,000,000	2,109,300
Rochester, MN, Saint Mary's Hospital, ETM, 5.75%, 10/1/2007	65,000	65,082

		2,174,382
Mississippi 2.4%
Corinth & Alcorn Counties, MS, Hospital Revenue, Magnolia Regional Health Center Project, Series B, 5.125%, 10/1/2010	280,000	281,128
Lee County, MS, Hospital Systems Revenue, North Mississippi Medical Center Project, ETM, 6.8%, 10/1/2007	35,000	35,085

Lincoln County, MS, Hospital & Healthcare Revenue, Kings Daughters Hospital, Series B, 5.5%, 4/1/2018 (b)	1,345,000	1,379,916
Mississippi, Business Financial Corp., Mississippi Retirement Facilities Revenue, Wesley Manor, Series A, 5.45%, 5/20/2034	2,695,000	2,732,326
Mississippi, Home Corp., Single Family Mortgage Revenue, Series C-1, 5.6%, 6/1/2038	7,000,000	7,464,520
Rankin County, MS, School District General Obligation, 5.25%, 2/1/2015 (b)	2,845,000	3,073,653

		14,966,628
Missouri 1.2%
Bridgeton, MO, Industrial Development Authority, Facilities Revenue, Mizpath Assisted Living, Series A, 5.25%, 12/20/2019	145,000	149,002
Missouri, Development Financial Board, Recreation Facilities Revenue, YMCA, Greater St. Louis, Series A, 4.75%, 9/1/2007, Bank of America NA (a)	170,000	170,000
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	3,200,000	3,561,568
Missouri, Water & Sewer Revenue, State Revenue Revolving Funds Project, Series C, 5.375%, 7/1/2015	3,495,000	3,841,145
Springfield, MO, Law Enforcement Communication, Certificate of Participation, 5.5%, 6/1/2010	60,000	62,804

		7,784,519
Nebraska 0.3%
Nebraska, Investment Finance Authority, Multi-Family Housing, Tara Hills Villa, 4.875%, 1/1/2008	395,000	396,272
Omaha, NE, School District General Obligation, Series A, 6.5%, 12/1/2013	1,500,000	1,726,470

		2,122,742
Nevada 0.0%
Nevada, Housing Division, Single Family Mortgage:
Series B-1, 4.95%, 4/1/2012	55,000	55,157
Series C-1, 5.45%, 4/1/2010	15,000	15,094

		70,251
New Hampshire 0.2%
Manchester, NH, Housing & Redevelopment Revenue Authority:
4.9%, 1/1/2008	145,000	145,233
5.55%, 1/1/2018	185,000	187,383
New Hampshire, Senior Care Revenue, Higher Educational and Health Facilities Revenue, Catholic Charities, Series A, 5.75%, 8/1/2011	805,000	805,322

		1,137,938
New Jersey 3.0%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.375%, 6/15/2014	2,280,000	2,349,015
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2017	3,300,000	3,468,795
Series I, 5.25%, 9/1/2024	2,000,000	2,174,860
New Jersey, Sales & Special Tax Revenue, Transportation Trust Fund, Series B, 6.5%, 6/15/2011 (b)	140,000	153,808
New Jersey, State Transit Corp., Certificate of Participation, Federal Transit Administration Grants, Series A, 5.0%, 9/15/2016 (b)	7,000,000	7,402,080
New Jersey, State Transportation Trust Fund Authority, Transportation System, Series B, Prerefunded, ETM, 6.5%, 6/15/2011 (b)	85,000	93,485
New Jersey, Transportation/Tolls Revenue, State Highway Authority, Garden State Parkway, 5.5%, 1/1/2014 (b)	2,630,000	2,877,115
Secaucus, NJ, Municipal Utilities Authority, Sewer Revenue, ETM, 6.875%, 12/1/2008	20,000	20,364

		18,539,522
New York 8.6%
New York, Dormitory Authority, Lutheran Nursing Home:
5.125%, 2/1/2018 (b)	565,000	575,876
6.1%, 8/1/2041 (b)	1,000,000	1,088,300

New York, Dormitory Authority, St. Joseph's Hospital, 5.25%, 7/1/2018 (b)	450,000	459,536
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2014 (b)	5,000,000	5,503,950
New York, State Dormitory Authority Revenue, State University Educational Facilities:
Prerefunded, 5.0%, 5/15/2010	50,000	50,960
5.0%, 5/15/2010	250,000	254,550
New York, Tobacco Settlement Financing Corp., Series C-1, 5.5%, 6/1/2015	8,000,000	8,312,240
New York, Triborough Bridge & Tunnel Authority, Convention Center Project, Series E, 7.25%, 1/1/2010	175,000	182,719
New York, NY, Core City General Obligation, Series B, 5.75%, 8/1/2015	5,000,000	5,422,600
New York, NY, General Obligation:
Series J, 5.25%, 5/15/2015 (b)	4,000,000	4,310,800
Series A, 5.5%, 8/1/2014	10,000,000	10,839,400
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	255,000	265,957
Series G, 6.75%, 2/1/2009	4,745,000	4,943,578
New York, NY, State Agency General Obligation Lease, Tobacco Settlement Funding Corp, Series A-1, 5.5%, 6/1/2018	10,000,000	10,604,700
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series 2003-C-1, 3.92%*, 6/15/2018	400,000	400,000
Oneida County, NY, Industrial Development Agency Revenue, Civic Facilities, 5.0%, 3/1/2014, Marine Midland Bank (a)	600,000	608,352

		53,823,518
North Carolina 0.2%
North Carolina, Electric Revenue, Municipal Power Agency, Series F, 5.5%, 1/1/2016	1,000,000	1,028,970
Wake County, NC, Hospital Revenue, ETM, 6.25%, 1/1/2008	45,000	45,373

		1,074,343
North Dakota 0.2%
Fargo, ND, Health Systems Revenue, Series A, 5.6%, 6/1/2013 (b)	1,250,000	1,279,662
Ohio 2.8%
Columbus, OH, General Obligation, Series 1, 5.0%, 7/1/2014	9,905,000	10,610,830
Franklin County, OH, Hospital & Healthcare Revenue, Ohio Presbyterian Services, 5.4%, 7/1/2010	750,000	762,578
Ohio, Capital Housing Corp. Mortgage, Georgetown Section 8, Series A, 6.625%, 7/1/2022	725,000	725,928
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (b)	1,140,000	1,213,199
Ohio, Water & Sewer Revenue, Water Development Authority, Pure Water Improvement Project, Series B, 5.5%, 6/1/2015 (b)	2,280,000	2,521,338
Sandusky County, OH, Health Care Facilities Revenue, Bethany Place Retirement Center Project, 5.15%, 7/1/2009	25,000	25,248
Stark County, OH, Health Care Facility, Rose Land, Inc. Project:
5.3%, 7/20/2018	850,000	876,061
5.35%, 7/20/2023	940,000	964,205

		17,699,387
Oklahoma 0.3%
Grand River, OK, Dam Authority Revenue, ETM, 6.25%, 11/1/2008	85,000	86,238
Oklahoma, Housing Finance Agency, Multi-Family Housing, Northpark & Meadowlane Project, 5.1%, 12/1/2007	200,000	200,542
Oklahoma, Ordinance Works Authority, Ralston Purina Project, 6.3%, 9/1/2015	1,500,000	1,517,640

		1,804,420
Oregon 1.2%
Oregon, Department Transportation Highway, User Tax Revenue, Series A, 5.25%, 11/15/2015	3,000,000	3,268,800
Oregon, Sales & Special Tax Revenue, Department Administrative Services, Lottery Revenue, Series B, 5.75%, 4/1/2013 (b)	4,000,000	4,162,280

		7,431,080

Pennsylvania 4.2%
Allegheny County, PA, Airport Revenue, San Authority, 5.375%, 12/1/2015 (b)	3,370,000	3,605,159
Allegheny County, PA, Residental Finance Authority, Single Family Mortgage, Series CC-2, 5.2%, 5/1/2017	105,000	107,601
Beaver County, PA, Industrial Development Authority, Health Care Revenue, Providence Project, Series C, 4.85%, 5/20/2010	760,000	766,186
Chester County, PA, Health & Education Facility, Immaculata College:
5.0%, 10/15/2007	310,000	309,932
5.1%, 10/15/2008	120,000	119,953
5.125%, 10/15/2009	230,000	229,736
5.3%, 10/15/2011	280,000	279,983
Delaware County, PA, County General Obligation, 5.125%, 10/1/2014	4,200,000	4,311,174
Delaware County, PA, Housing Authority, Dunwood Village Project, 6.125%, 4/1/2020	100,000	105,653
Erie, PA, Higher Education Building Authority, Gannon University Project, Series E, 5.2%, 7/15/2016	800,000	802,416
Erie, PA, Higher Education Building Authority, Mercyhurst College Project:
5.75%, 3/15/2012	110,000	110,097
5.85%, 3/15/2017	325,000	325,254
Lancaster, PA, Sewer Authority Revenue, ETM, 6.0%, 4/1/2012	50,000	52,208
Pennsylvania, Delaware River Junction Toll Bridge, Commonwealth of Pennsylvania Bridge Revenue, 5.25%, 7/1/2013	1,000,000	1,070,580
Pennsylvania, Delaware River Port Authority, ETM, 6.5%, 1/15/2011	70,000	73,457
Pennsylvania, Higher Educational Facilities Authority, College & University Revenue, University of the Arts, 5.5%, 3/15/2013 (b)	800,000	817,360
Pennsylvania, Higher Educational Facility Authority, Health Services Revenue, Allegheny Delaware Valley Obligation, Series C, 5.875%, 11/15/2018 (b)	1,450,000	1,479,435
Pennsylvania, Higher Educational Facility, Gwynedd Mercy College, 5.0%, 11/1/2008	230,000	231,923
Pennsylvania, State General Obligation, Series First, 6.0%, 1/15/2013	5,500,000	5,838,140
Philadelphia, PA, Hospital & Higher Education Authority, Health System, Series A, 5.375%, 1/1/2028	2,645,000	2,707,316
Philadelphia, PA, Industrial Development Authority, Elmira Jefferies Memorial Home, Series A, 4.75%, 2/1/2008	35,000	35,069
Philadelphia, PA, Industrial Development Authority, Jeanes Physicians' Office, Series A, 9.375%, 7/1/2010	245,000	245,813
Philadelphia, PA, Redevelopment Authority, Multi-Family Housing Revenue, Woodstock, 5.45%, 2/1/2023	645,000	648,799
Philadelphia, PA, School District General Obligation, Series C, 5.875%, 3/1/2013 (b)	1,000,000	1,052,090
Williamsport, PA, Multi-Family Housing Authority, Series A, 5.25%, 1/1/2015 (b)	790,000	807,151

		26,132,485
Puerto Rico 1.6%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,545,646
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series BB, 5.25%, 7/1/2018 (b)	5,000,000	5,468,850
Puerto Rico, Electric Power Authority Revenue, Series UU, 5.0%, 7/1/2019 (b)	3,000,000	3,230,550

		10,245,046
Rhode Island 0.9%
Rhode Island, State & Providence Plantations, Construction Capital Development Loan, Series A, 5.0%, 8/1/2017 (b)	5,000,000	5,345,800
South Carolina 1.7%
Columbia, SC, Waterworks & Sewer Systems Revenue, ETM, 7.75%, 1/1/2011	2,220,000	2,362,502
South Carolina, Water & Sewer Revenue, Grand Strand Water and Sewer Authority:
5.375%, 6/1/2015 (b)	3,705,000	3,952,197
5.375%, 6/1/2016 (b)	3,900,000	4,160,208

		10,474,907

Tennessee 3.7%
Clarksville, TN, Public Building Authority Revenue, Tennessee Municipal Bond Fund, 3.96%*, 7/1/2034, Bank of America NA (a)	800,000	800,000
Greeneville, TN, Health & Education Facility Board, Southern Advent Hospital, ETM, 8.7%, 10/1/2009	150,000	157,310
Johnson City, TN, Hospital & Healthcare Revenue, Medical Center Hospital, ETM, 5.5%, 7/1/2013 (b)	3,305,000	3,588,206
Memphis and Shelby Counties, TN, Sports, Expo & Entertainment Revenue, Sports Authority Memphis Arena Project, Series A, 5.5%, 11/1/2015 (b)	3,545,000	3,846,750
Memphis, TN, Health, Education & Housing Facility Board, Multi-Family Housing, Hickory Pointe Apartments Project, Series A, 5.4%, 7/1/2010 (b)	395,000	401,253
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Home, Inc. Project, Series A, Prerefunded, 9.0%, 10/1/2022	165,000	173,829
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Modal Health, 5.5%, 5/1/2023 (b)	510,000	523,785
Nashville & Davidson Counties, TN, Health & Education Facilities Board, Open Arms Care Corp., 5.1%, 8/1/2016 (b)	1,000,000	1,006,340
Nashville & Davidson Counties, TN, Water & Sewer Revenue, Series B, 5.25%, 1/1/2013 (b)	3,310,000	3,550,306
Shelby County, TN, Health Educational & Housing Facility Board, Methodist Health Systems, 5.2%, 8/1/2013 (b)	1,035,000	1,056,621
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.0%, 9/1/2016	2,700,000	2,771,253
Series A, 5.25%, 9/1/2021	5,000,000	5,152,750

		23,028,403
Texas 13.2%
Austin, TX, Electric Revenue, Zero Coupon, 11/15/2009 (b)	5,775,000	5,307,976
Bexar County, TX, Housing Finance Corp., Multi-Family Housing Revenue, American Opportunity Housing, Series A, 5.8%, 1/1/2031 (b)	200,000	207,518
Brownsville, TX, Electric Revenue, 6.25%, 9/1/2014 (b)	6,500,000	7,108,855
Del Rio, TX, General Obligation:
5.55%, 4/1/2011 (b)	45,000	45,476
5.65%, 4/1/2013 (b)	95,000	96,058
5.75%, 4/1/2016 (b)	45,000	45,527
6.5%, 4/1/2010 (b)	95,000	96,520
7.5%, 4/1/2008 (b)	95,000	96,728
Denison, TX, Hospital Authority, Texoma Medical Center, ETM, 7.125%, 7/1/2008	20,000	20,476
Grand Prairie, TX, Metropolitan Utilities, Water & Sewer Revenue, 6.5%, 4/1/2012 (b)	1,000,000	1,001,590
Houston, TX, Sewer Systems Revenue, ETM, 6.375%, 10/1/2008	115,000	116,411
Houston, TX, Water & Sewer Revenue:
Series A, 5.5%, 12/1/2015 (b)	8,250,000	8,792,107
Series B, Prerefunded, 5.75%, 12/1/2016 (b)	1,000,000	1,093,700
Houston, TX, Water & Sewer Revenue, Water Conveyance Systems Contract, Series J, 6.25%, 12/15/2013 (b)	2,500,000	2,822,600
Jefferson County, TX, Health Facilities Development Corp., Baptist Hospitals, 5.2%, 8/15/2021 (b)	375,000	383,317
Lewisville, TX, Combination Contract Revenue, General Obligation, 144A, 5.625%, 9/1/2017 (b)	3,545,000	3,645,891
North East, TX, School District, General Obligation, 6.0%, 2/1/2015	4,575,000	4,820,815
Northeast, TX, Hospital Authority Revenue, ETM, 8.0%, 7/1/2008	100,000	103,009
Northern, TX, Health Facilities Development Corp., United Regional Health Care Systems Project, 5.0%, 9/1/2014 (b)	5,750,000	5,811,870
Northside, TX, Independent School District, General Obligation, 5.0%, 2/15/2015	2,160,000	2,280,895
Odessa, TX, Housing Finance Corp., Single Family Mortgage, Series A, 8.45%, 11/1/2011	64,584	64,725
Plano, TX, Independent School District, 5.25%, 2/15/2014	1,570,000	1,642,989
San Antonio, TX, General Improvement, Series 2006, 5.5%, 8/1/2014 (b)	3,000,000	3,287,100
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2018	2,000,000	2,058,420
Tarrant County, TX, Health Facility, South Central Nursing, Series A, 6.0%, 1/1/2037 (b)	95,000	100,083
Texas, Lower Colorado River Authority Revenue, Series A, 5.875%, 5/15/2014 (b)	2,500,000	2,608,175

Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series A, 5.0%, 12/15/2012	5,000,000	5,158,200
Texas, Municipal Power Agency Revenue:
Zero Coupon, 9/1/2014 (b)	40,000	30,190
ETM, Zero Coupon, 9/1/2014 (b)	1,760,000	1,321,109
Texas, Water & Sewer Revenue, 5.375%, 3/1/2015 (b)	3,710,000	3,978,159
Texas, Water & Sewer Revenue, State Revenue Revolving Funds Project:
Series A, 5.625%, 7/15/2013	2,290,000	2,398,454
Series A, 5.75%, 7/15/2013	3,000,000	3,127,200
Series B, 5.75%, 7/15/2014	3,555,000	3,705,732
Texas, Water Development Board Revenue, State Revolving Fund, Series B, 5.0%, 7/15/2017	3,000,000	3,144,390
Travis County, TX, Hospital & Healthcare Revenue, Ascension Health Credit:
Series A, 5.75%, 11/15/2010 (b)	1,000,000	1,050,020
Series A, 6.25%, 11/15/2013 (b)	5,000,000	5,314,000

		82,886,285
Utah 0.1%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014 (b)	790,000	813,036
Provo City, UT, Housing Authority, Multi-Family Housing, Lookout Pointe Apartments, 6.0%, 7/20/2008	65,000	65,928
Utah, Housing Finance Agency, Single Family Mortgage, Series F-1, Class I, 5.5%, 7/1/2016	30,000	30,347

		909,311
Virgin Islands 0.3%
Virgin Islands, Electric Revenue, Water and Power Authority, 5.25%, 7/1/2009	2,000,000	2,016,700
Virginia 0.4%
Newport News, VA, Industrial Development Authority, Mennowood Communities, Series A, 7.25%, 8/1/2016	675,000	689,809
Richmond, VA, Metro Expressway Authority, ETM, 7.0%, 10/15/2013 (b)	1,560,000	1,689,028

		2,378,837
Washington 0.7%
Douglas County, WA, School District General Obligation, School District No. 206, Eastmont, 5.75%, 12/1/2013 (b)	2,000,000	2,135,420
Quinault Indian Nation, WA, Entertainment Revenue, Quinault Beach, Series A, 5.8%, 12/1/2015 (b)	300,000	310,182
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	1,000,000	1,106,210
Washington, Health Care, Nursing Home Revenue, Grays Harbor Community Hospital, 5.85%, 7/1/2012 (b)	615,000	641,685

		4,193,497
West Virginia 0.6%
Beckley, WV, Nursing Facility, Berkley Healthcare Corp. Project:
5.55%, 9/1/2008, Bank of America NA (a)	190,000	191,526
5.7%, 9/1/2009, Bank of America NA (a)	150,000	150,859
West Virginia, Transportation/Tolls Revenue, 5.25%, 5/15/2015 (b)	2,940,000	3,197,309

		3,539,694
Wisconsin 2.2%
Shell Lake, WI, Nursing Home Revenue, Terraceview Living, 5.3%, 9/20/2018	905,000	905,507
Wisconsin, Health & Educational Facilities, Viterbo College, Inc. Project, Series A:
5.75%, 2/1/2012, US Bank NA (a)	290,000	291,490
6.0%, 2/1/2017, US Bank NA (a)	405,000	406,847
Wisconsin, State General Obligation:
Series C, 5.25%, 5/1/2016 (b)	7,705,000	8,196,887

	Series D, Prerefunded, 5.75%, 5/1/2015	4,000,000	4,281,640

			14,082,371

Total Municipal Bonds and Notes (Cost $592,178,191)			607,627,979
	Municipal Inverse Floating Rate Notes 5.2%
Colorado 1.1%
Aurora, CO, Water Improvement Revenue, Series A, 5.0%, 8/1/2021 (b) (d)		7,000,000	7,348,705
	Trust: Aurora, CO, Water Improvement Revenue, Series 1943, 144A, 7.37%, 2/1/2015, Leverage Factor at purchase date: 4 to 1
New York 2.9%
Los Angeles, CA, General Obligation, Series A, 5.0%, 9/1/2019 (b) (d)		6,340,000	6,642,684
Los Angeles, CA, General Obligation, Series A, 5.0%, 9/1/2020 (b) (d)		5,915,000	6,197,394
	Trust: New York, Municipal Securities Trust Certificates, Series 7064, Class B, 144A, 7.534%, 8/1/2020, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2019 (b) (d)		5,000,000	5,296,725
	Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-1, 144A, 7.43%, 3/15/2015, Leverage Factor at purchase date: 4 to 1

			18,136,803
Texas 1.2%
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020 (d)		7,000,000	7,381,010
	Trust: Texas, Municipal Securities Trust Certificates, Series 7062, Class B, 144A, 9.415%, 8/1/2020, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $32,954,354)			32,866,518
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $625,132,545)		102.2	640,494,497
Other Assets and Liabilities, Net		(2.2)	(13,993,917)

Net Assets		100.0	626,500,580

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2007.

(a)	Security incorporates a letter of credit from a major bank.
(b)	Bond is insured by one of these companies:
	As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group, Inc.	13.3
	American Capital Access (ACA)	1.1
	Financial Guaranty Insurance Company	11.9
	Financial Security Assurance, Inc.	13.0
	MBIA Corp.	13.6
	Radian Asset Assurance	1.1
(c)	Delayed delivery security.
(d)	Security forms part of the below tender option bond trust. The principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Intermediate Tax/AMT Free Fund, a series of DWS Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007